Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
3.          Separation Transactions
On January 3, 2023, the Group completed a transaction pursuant to which (i) Pine Walk and its investments in the MGAs, together with FML, were distributed to shareholders to form a new managing general underwriting business, Fidelis MGU and (ii) Fidelis MGU was acquired by a consortium of investors. Following the consummation of the Separation Transactions, Fidelis MGU acquired 9.9% of the common shares in the Group.
The Separation Transactions resulted in certain shareholders receiving cash in lieu of their interest in Fidelis MGU. As a result, the distribution of Fidelis MGU was recorded at its fair value of $1,775.0 million. The fair value was determined in accordance with the requirements of Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value Measurements (“ASC 820”). We obtained the services of a third-party independent valuation expert in arriving at that determination of fair value. ASC 820 explains the concept of fair value for financial reporting. Under ASC 820, fair value is a market-based measurement, not an entity specific measurement. The objective of ASC 820 is to estimate the price at which an orderly transaction to sell the asset would take place between market participants at the measurement date under current market conditions (that is, an exit price at the measurement date from the perspective of a market participant).
When a price for an identical asset is not observable, a reporting entity measures fair value using another valuation technique that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs. Fair value is measured using the assumptions that market participants would use when pricing the asset or liability, including assumptions about risk.
For purposes of the valuation of Fidelis MGU, we used an income approach using a discounted cash flow methodology, and a market approach using comparable listed trading and precedent transaction multiples. These approaches generated a range of values for Fidelis MGU of $1.7 billion to $1.9 billion. The determined fair value for Fidelis MGU of $1,775.0 million was based on the price of the most recent transactions in Fidelis MGU shares, and close to the mid-point of the valuation range. On January 3, 2023, following the distribution of Fidelis MGU to shareholders of the Group, certain shareholders sold their shares, and certain third parties purchased shares, in Fidelis MGU at a price per share determined using a fair value of $1,775.0 million.
Immediately prior to the consummation of the Separation Transactions, the Group accelerated the vesting of all unvested Restricted Share Unites (“RSUs”). This resulted in the acceleration of compensation expense of $21.0 million and an employer payroll tax expense of $17.3 million in the year ended December 31, 2023. The RSUs and warrants (refer to Note 19 (Share Compensation and Employee Benefit Plans) for additional detail) were exercised on the date of the Separation Transactions, resulting in the issuance of 13,553,681 common shares. The RSUs were net settled, resulting in a $50.6 million reduction of additional paid-in capital for the employees’ tax obligations with respect to these awards. The exercise of the warrants triggered the payment of cumulative dividends of $34.1 million.
The distribution of Fidelis MGU to shareholders of the Group resulted in the deconsolidation of net assets of $67.9 million, and the cancellation of 97,327,049 common shares in the Group. Following the Separation Transactions there were 110,771,897 common shares issued and outstanding. The distribution resulted in the elimination of the Group’s non-controlling interests, all of which related to the subsidiaries of Pine Walk.
In connection with the successful consummation of the Separation Transactions, the Group incurred professional fees of $28.6 million during the year ended December 31, 2023.
The net gain on distribution of Fidelis MGU of $1,639.1 million has been calculated as the fair value of Fidelis MGU of $1,775.0 million, less the net assets of Fidelis MGU of $67.9 million and less the direct costs of the Separation Transactions of $68.0 million. Direct costs primarily related to professional fees of $28.6 million, acceleration of compensation expense of $21.0 million and an employer payroll tax expense of $17.3 million. Within operating activities on the Consolidated Statements of Cash Flows, the revaluation of Fidelis MGU of $1,707.1 million, being the fair value of Fidelis MGU of $1,775.0 million less the net assets of $67.9 million, is shown as a non-cash adjustment to reconcile net income to net cash provided by operating activities.
On January 3, 2023, the financial statements of Pine Walk, the eight MGAs and FML have been deconsolidated and the non-controlling interests were disposed upon consummation of the Separation Transactions.
15.          Related Party Transactions
On January 3, 2023, Fidelis MGU acquired 9.9% of the common shares of the Group. Certain directors, senior managers and management of Fidelis MGU also own common shares of the Group.
On December 20, 2022, the Group and Fidelis MGU entered into a rolling 10-year framework agreement (the “Framework Agreement”), effective January 1, 2023, that governs the ongoing relationship between the two groups. Years one to three will roll automatically, whereas from year four onwards, the Framework Agreement will roll at the sole written election of the Group, with such election to be delivered at least 90 days prior to the commencement of the subsequent contract year. Any decision by FIHL to elect not to roll the Framework Agreement will mean that the remainder of the 10-year terms then in effect will continue in place.
The underwriting activities of FIBL, FUL and FIID have been outsourced to the corresponding operating subsidiaries of Fidelis MGU on a jurisdictional basis. Each of FIBL, FUL and FIID have delegated underwriting authority to source and bind contracts to Shelf Opco Bermuda Limited, Pine Walk and Pine Walk Europe, respectively. Fidelis MGU manages origination, underwriting, underwriting administration and claims handling under delegated authority agreements with the Group. Other services provided by Fidelis MGU to the Group include sourcing and administering the outwards reinsurance program, and support with business planning, capital management, insurance contract accounting and information technology. The Framework Agreement provides for the payment of the following fees with effect from January 1, 2023:
a.Ceding commissions: (i) a ceding commission of 11.5% of net premiums written of open market business procured by Fidelis MGU on or after January 1, 2023; (ii) a ceding commission of 3% of net premiums written of business sourced by Fidelis MGU via third party managing general underwriters on or after January 1, 2023; and (iii) a portfolio management fee of 3.0% of net premiums written of the business sourced by Fidelis MGU.
b.Profit commission: a profit commission of 20.0% of the aggregate operating profit generated on the sourced business, subject to a hurdle rate of return of 5.0% of underwriting return on equity.
For insurance contracts that were sourced by Pine Walk MGAs for FUL, FIBL or FIID on or prior to December 31, 2022, the fees and commissions will continue to follow the arrangements set under the pre-existing agreements, and will not attract additional commissions under the terms of the Framework Agreement.
The following table summarizes Fidelis MGU commissions earned, which are included in policy acquisition expenses in the Consolidated Statements of Income:

	2023	2022	2021
Ceding commission expense	$166.2	$—	$—
Profit commission expense	59.1	—	—
Total Fidelis MGU commissions	$225.3	$—	$—
Amounts receivable from Fidelis MGU at December 31, 2023 of $173.3 million consist primarily of amounts collected by Fidelis MGU on behalf of the Group that were not remitted prior to the end of the quarter, and prepaid portfolio management fees. Amounts payable to Fidelis MGU at December 31, 2023 of $334.5 million consist primarily of amounts payable to Fidelis MGU for ceding and profit commissions, and claims paid by Fidelis MGU on the Group’s behalf.
The Framework Agreement provides that from January 1, 2023, in respect of commissions and profit commissions on ceded quota share business the Group shall retain 1.0% of reinsurance premiums ceded and the remainder is to be paid to Fidelis MGU. Commissions on ceded business for the year ended December 31, 2023 of $54.4 million were paid to Fidelis MGU. For the year ended December 31, 2023 profit commissions of $31.6 million were paid to Fidelis MGU.
Certain of the insurance contracts sourced by Pine Walk on or prior to December 31, 2022 contain profit commissions based on the results of each individual contract. The expense for the year ended December 31, 2023 was $15.9 million and was included within policy acquisition expenses.
Fidelis MGU provides the Group with certain support services on a cost-plus basis, such as office space, insurance contract accounting, other finance and reporting services, IT infrastructure, maintenance and developments services and facilities management pursuant to a services agreement. Included within general and administrative expenses for the year ended December 31, 2023 is a charge of $5.6 million from Fidelis MGU for such services. The Group provides certain services to Fidelis MGU for which it charged $2.3 million for the year ended December 31, 2023. These charges to Fidelis MGU are included within general and administrative expenses.
During 2019, the Group made interest free loans to management of $4.5 million which were recorded within other assets in the Consolidated Balance Sheets. At December 31, 2023 there was no outstanding balance (December 31, 2022: $4.5 million) as these loans were fully repaid in January 2023 as part of the Separation Transactions.